Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CM ADVISORS FAMILY OF FUNDS
Entity Central Index Key	0001208252
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000029067
Shareholder Report [Line Items]
Fund Name	CM Advisors Fixed Income Fund
Trading Symbol	CMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CM Advisors Fixed Income Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund. You can also request this information by contacting us at (888) 859-5856.
Additional Information Phone Number	(888) 859-5856
Additional Information Website	https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CM Advisors Fixed Income Fund	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	CM Advisors Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Feb-2015	$10,000	$10,000
Feb-2016	$9,838	$10,150
Feb-2017	$10,620	$10,294
Feb-2018	$10,666	$10,346
Feb-2019	$10,724	$10,674
Feb-2020	$10,955	$11,921
Feb-2021	$11,165	$12,086
Feb-2022	$11,296	$11,766
Feb-2023	$11,020	$10,622
Feb-2024	$12,174	$10,976
Feb-2025	$12,878	$11,613

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
CM Advisors Fixed Income Fund	5.78%	3.29%	2.56%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 27,095,373
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,095,373 Number of Portfolio Holdings73 Advisory Fee (net of waivers)$0 Portfolio Turnover40%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.1%
Corporate Bonds	77.8%
Money Market Funds	4.7%
U.S. Treasury Obligations	7.4%

Sector Weighting (% of net assets)

Value	Value
Consumer Staples	0.3%
Real Estate	0.7%
Health Care	2.2%
Communication Services	2.3%
Money Market Funds	4.7%
Utilities	6.7%
U.S. Treasury Obligations	7.4%
Consumer Discretionary	7.6%
Information Technology	10.8%
Industrials	11.1%
Energy	11.8%
Materials	13.2%
Financials	21.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PHI Group, Inc.	10.1%
Qwest Corporation, 7.250%, due 09/15/25	2.3%
United Rentals North America, Inc., 5.500%, due 05/15/27	2.3%
Occidental Petroleum Corporation, 7.875%, due 09/15/31	2.3%
JPMorgan Chase & Company, 1.100%, due 06/22/26	2.3%
Targa Resources Partners L.P., 6.875%, due 01/15/29	2.3%
Intel Corporation, 4.875%, due 02/10/26	2.2%
Exelon Corporation, 7.600%, due 04/1/32	2.1%
Masco Corporation, 7.750%, due 08/1/29	2.1%
Oracle Corporation, 2.500%, due 04/1/25	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.